Business Combinations and Divestitures - Divestiture (Details) - EUR (€) € in Millions		12 Months Ended
	May 05, 2020	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Initial cash purchase price	€ 225
IFRS Measures
Disclosure of analysis of single amount of discontinued operations [line items]
Disposal gain	194	€ 77
Non-IFRS Measures
Disclosure of analysis of single amount of discontinued operations [line items]
Disposal gain	€ 128	€ 77